LONG-TERM DEBT (Summary of Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010
Long-Term Debt [Abstract]
Interest expense on principal	$ 181		$ 228		$ 532		$ 738		$ 966	$ 773
Amortization of debt discount-revolving notes payable									0	115
Interest expense, total	$ 189	[1]	$ 228	[1],[2]	$ 556	[1]	$ 738	[1],[2]	$ 969	$ 902	[2]

[1]	Unaudited
[2]	Restated